PGIM S&P 500 Buffer 12 ETF - March
Schedule of Investments  (unaudited)
as of January 31, 2025
Description	Shares	Value
Short-Term Investments 103.5%
Affiliated Mutual Fund 1.0%
PGIM Core Government Money Market Fund (7-day effective yield 4.511%) (cost $56,683)(wb)	56,683	$56,683
Options Purchased*~ 102.5%
(cost $5,244,384)		5,854,848

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 103.5% (cost $5,301,067)		5,911,531
Options Written*~ (3.5)%
(premiums received $177,789)		(197,366)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.0% (cost $5,123,278)		5,714,165
Liabilities in excess of other assets(z) (0.0)%		(680)

Net Assets 100.0%		$5,713,485

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
S&P—Standard & Poor’s
SPDR—Standard & Poor’s Depositary Receipts

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	02/28/25	$5.08		98		10	$5,851,120
SPDR S&P 500 ETF Trust	Put	02/28/25	$508.08		98		10	3,728
Total Options Purchased (cost $5,244,384)								$5,854,848

PGIM S&P 500 Buffer 12 ETF - March
Schedule of Investments  (unaudited) (continued)
as of January 31, 2025
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	02/28/25	$588.41		98		10	$(195,497)
SPDR S&P 500 ETF Trust	Put	02/28/25	$447.11		98		10	(1,869)
Total Options Written (premiums received $177,789)							$(197,366)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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